Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies
Commitments and Contingencies

20.  Commitments and Contingencies

(a) Capital and other commitments

There are no future minimum capital commitments as of December 31, 2020 and 2021.

(b) Operating lease commitment

The Group had outstanding commitments on several non-cancellable operating lease agreements. Operating lease commitment within one year or less lease term, for which the Group elected not recognize any lease liability or right-of-use asset, therefore not yet reflected in the consolidated financial statements as of December 31, 2020 and 2021 were US$48 and US$99, respectively.

(c) Services purchase commitment

As of December 31, 2020, the Group’s products and services purchase commitments were as follows:

	Total	Less Than 1 year	1-3 years
Purchase obligations(i)	2,382	—	2,382

As of December 31, 2021, the Group’s services purchase commitments were as follows:

	Total	Less Than 1 year	1-3 years	3-5 years
Purchase obligations(i)	31,771	6,146	15,000	10,625
(i)	Purchase obligations represent US$2,382 of remaining non-cancelable contractual commitments as of December 31, 2020, related to one of the Group’s third-party cloud infrastructure agreement, under which the Group committed to spend an aggregate of at least US$3,000 between May 1, 2019 and April 30, 2022 with no minimum purchase commitment during any year. The Group had made payments totaling US$618 under this agreement as of December 31, 2020.

Purchase obligations represent US$31,771 of remaining non-cancelable contractual commitments as of December 31, 2021, related to one of the Group’s third-party cloud infrastructure agreement, under which the Group committed to spend an aggregate of at least US$37,500 between June 1, 2021 and May 31, 2026 with minimum purchase commitment. The Group had made payments totaling US$5,729 under this agreement as of December 31, 2021.

(d) Contingencies

From time to time, the Group is subject to legal proceedings, investigations and claims incidental to the conduct of its business. As of December 31, 2020 and 2021, the Group was not involved in any legal or administrative proceedings that the Group believes may have a material adverse impact on the Group’s business, balance sheets or results of operations and cash flows.